Supplement to the currently effective Statement of Additional Information for each listed portfolio:

DWS Variable Series I:
         DWS Capital Growth VIP

DWS Variable Series II:
         DWS Balanced VIP

--------------------------------------------------------------------------------

The following information supplements and replaces similar information for Owen Fitzpatrick contained in the "Management of the Fund" section of each portfolio's Statement of Additional Information.

Portfolio Ownership of Portfolio Managers

For Portfolios managed by the Advisor or an affiliated Advisor the following table shows the dollar range of shares owned beneficially and of record by each member of the Portfolio's management team in the applicable Portfolio as well as in all DWS Funds as a group (i.e. those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of March 31, 2009.

                                                          Dollar Range of          Dollar Range of All
                                       Name of            Portfolio Shares           DWS Fund Shares
Name of Portfolio                 Portfolio Manager            Owned                      Owned
-----------------                 -----------------            -----                      -----

DWS Balanced VIP               Owen Fitzpatrick                  $0                $100,001-$500,000
DWS Capital Growth VIP         Owen Fitzpatrick(1)               $0                $100,001-$500,000

(1) Although the Portfolio Manager does not have an investment in this variable annuity portfolio, the Portfolio Manager does hold $10,001-$50,000 in DWS Capital Growth Fund, the retail mutual fund that has the same investment strategy. This investment is included in the "Dollar Range of All DWS Fund Shares Owned."

Conflicts of Interest

In addition to managing the assets of the Portfolios, the Portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Portfolio, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of March 31, 2009.

Other SEC Registered Investment Companies Managed:

                                                                                      Number of
                                                                                     Investment
                                                Number of      Total Assets of         Company       Total Assets of
                                               Registered         Registered        Accounts with     Performance-
                          Name of Portfolio    Investment         Investment        Performance-        Based Fee
Name of Portfolio              Manager          Companies         Companies           Based Fee         Accounts
-----------------              -------          ---------         ---------           ---------         --------

DWS Balanced VIP          Owen Fitzpatrick          4         $2,940,911,444              0                $0
DWS Capital Growth VIP    Owen Fitzpatrick          4         $2,679,717,042              0                $0

Other Pooled Investment Vehicles Managed:

                                                                                      Number of
                                                                                       Pooled
                                                                                     Investment         Total Assets
                                                  Number of     Total Assets of        Vehicle               of
                                                   Pooled            Pooled         Accounts with       Performance-
                           Name of Portfolio     Investment        Investment       Performance-         Based Fee
Name of Portfolio               Manager           Vehicles          Vehicles          Based Fee           Accounts
-----------------               -------           --------          --------          ---------           --------

DWS Balanced VIP          Owen Fitzpatrick            0              $0                   0                 $0
DWS Capital Growth VIP    Owen Fitzpatrick            0              $0                   0                 $0

Other Accounts Managed:

                                                                                      Number of         Total Assets
                                                                                        Other                of
                                                   Number                           Accounts with       Performance-
                           Name of Portfolio      of Other      Total Assets of     Performance-         Based Fee
Name of Portfolio               Manager           Accounts       Other Accounts       Based Fee           Accounts
-----------------               -------           --------       --------------       ---------           --------

DWS Balanced VIP          Owen Fitzpatrick           288       $1,316,425,274             0                $0
DWS Capital Growth VIP    Owen Fitzpatrick           288       $1,316,425,274             0                $0











               Please Retain This Supplement for Future Reference

June 9, 2009